As filed with the Securities and Exchange Commission on May 26, 2022

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,546	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,546	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

60 State Street

Boston, MA 02109

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE SMITH, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On June 24, 2022, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,546 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 24, 2022, the effectiveness of the registration statement for the iShares MSCI Canada IMI ETF (the “Fund”), filed in Post-Effective Amendment No. 2,118 on May 20, 2019, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
2,160	August 2, 2019	August 30, 2019
2,175	August 29, 2019	September 27, 2019
2,190	September 26, 2019	October 18, 2019
2,200	October 17, 2019	November 15, 2019
2,222	November 14, 2019	December 13, 2019
2,236	December 12, 2019	January 10, 2020
2,255	January 9, 2020	February 7, 2020
2,274	February 6, 2020	March 6, 2020
2,318	March 5, 2020	April 3, 2020
2,336	April 2, 2020	May 1, 2020
2,346	April 30, 2020	May 29, 2020
2,355	May 28, 2020	June 26, 2020
2,370	June 25, 2020	July 24, 2020
2,387	July 23, 2020	August 21, 2020
2,395	August 20, 2020	September 18, 2020
2,406	September 17, 2020	October 16, 2020
2,415	October 15, 2020	November 13, 2020
2,424	November 12, 2020	December 11, 2020
2,428	December 10, 2020	January 8, 2021
2,432	January 7, 2021	February 5, 2021
2,436	February 4, 2021	March 5, 2021
2,445	March 4, 2021	April 2, 2021
2,453	April 1, 2021	April 30, 2021
2,461	April 29, 2021	May 28, 2021
2,467	May 27, 2021	June 25, 2021
2,475	June 24, 2021	July 23, 2021
2,481	July 22, 2021	August 20, 2021
2,487	August 19, 2021	September 17, 2021
2,492	September 16, 2021	October 15, 2021
2,498	October 14, 2021	November 12, 2021
2,502	November 10, 2021	December 9, 2021
2,506	December 8, 2021	January 7, 2022
2,516 2,520 2,528 2,532 2,543	January 6, 2022 February 3, 2022 March 3, 2022 March 31, 2022 April 28, 2022	February 4, 2022 March 4, 2022 April 1, 2022 April 29, 2022 May 27, 2022

This Post-Effective Amendment No. 2,546 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,118.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,546 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 26th day of May, 2022.

iSHARES TRUST

By:
Armando Senra*
President

Date: May 26, 2022

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,546 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji*
Trustee

Date: May 26, 2022

John E. Martinez*
Trustee

Date: May 26, 2022

Cecilia H. Herbert*
Trustee

Date: May 26, 2022

John E. Kerrigan*
Trustee

Date: May 26, 2022

Robert S. Kapito*
Trustee

Date: May 26, 2022

Madhav V. Rajan*
Trustee

Date: May 26, 2022

Jane D. Carlin*
Trustee

Date: May 26, 2022

Drew E. Lawton*
Trustee

Date: May 26, 2022
Richard L. Fagnani*
Trustee

Date: May 26, 2022
/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: May 26, 2022
*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: May 26, 2022

*

Powers of Attorney, each dated January 1, 2020, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,257, filed January 9, 2020.